Loans and Allowance for Credit Losses - Schedule of Troubled Debt Restructurings on Financing Receivables (Details) contract in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) contract
Commercial and Industrial
Loans and Allowance for Loan Losses
Interest Only	$ 0
Term	0
Combination	$ 0
Commercial Real Estate
Loans and Allowance for Loan Losses
Number of Contracts | contract	1
Pre- Modification Outstanding Recorded Investment	$ 48
Post-Modification Outstanding Recorded Investment	48
Interest Only	1
Term	1
Combination	0
Total Modification	$ 1